Note 19 - Commitments and Contingencies (Detail) - Minimum Operating Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 65,073
2014	53,253
2015	40,982
2016	30,476
2017	20,395
Thereafter	$ 73,244